LVIP Managed Risk Profile 2010 Fund Supplement Dated November 1, 2017 to the Prospectus Dated May 1, 2017

This Supplement updates certain information in the Prospectus for the LVIP Managed Risk Profile 2010 Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective February 1, 2018.

I.	The Fund’s name is changed to “LVIP T. Rowe Price 2010 Fund.” All references to the Fund’s name are revised accordingly.

II.	The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP T. Rowe Price 2010 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.

III.	The following replaces the information under Fees and Expenses on page 1:

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[1]	0.24%	0.24%

Acquired Fund Fees and Expenses (AFFE)[1]	0.42%	0.42%

Total Annual Fund Operating Expenses (including AFFE) [2]	0.91%	1.16%

Less Fee Waiver and Expense Reimbursement[3]	(0.22)%	(0.22)%

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.69%	0.94%

1 Other Expenses and AFFE are based on estimates for the current fiscal year.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

3 Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.27% of the Fund’s average daily net assets for the Standard Class and 0.52% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$ 70	$ 268	$ 482	$ 1,099
Service Class	$ 96	$ 347	$ 617	$ 1,389

IV.	The following replaces the information under Principal Investment Strategies on page 2 and page 8:

Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retires at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. The Fund is designed for an investor who plans to retire at approximately 65 years of age. If an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.

The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

At the target date, the Fund’s allocation to stocks was approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions

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within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.

Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

The subadviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.

Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	13.05%
	T. Rowe Price Growth Stock Fund (I Class)	4.35
	T. Rowe Price Value Fund (I Class)	4.35
	LVIP SSGA Mid-Cap Index Fund	1.70
	T. Rowe Price Mid Cap Growth Fund (I Class)	0.85
	T. Rowe Price Mid Cap Value Fund (I Class)	0.85
	LVIP SSGA Small-Cap Index Fund	1.55
	T. Rowe Price New Horizons Fund (I Class)	0.78
	T. Rowe Price Small Cap Value Fund (I Class)	0.78
	LVIP SSGA International Index Fund	6.18
	T. Rowe Price International Stock Fund (I Class)	2.06
	T. Rowe Price International Value Equity Fund (I Class)	2.06
	T. Rowe Price Emerging Markets Stock Fund (I Class)	1.82
	T. Rowe Price Real Assets Fund (I Class)	2.12
Bonds
	LVIP SSGA Bond Index Fund	24.90%

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T. Rowe Price International Bond Fund (USD Hedged) (I Class)	4.15
T. Rowe Price US Treasury Long-Term (I Class)	3.61
T. Rowe Price High Yield Fund (I Class)	4.42
T. Rowe Price Emerging Markets Bond Fund (I Class)	4.42
T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	16.00

Description of Underlying Funds

The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.

The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.

The major characteristics of the Underlying Funds are as follows:

Bond/Money Market Underlying Funds	Fund Objective

Bond Index	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.

Emerging Markets Bond	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.

High Yield	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.

International Bond (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S.

Limited Duration Inflation Focused Bond	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.

U.S. Treasury Long-Term	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

U.S. Treasury Money	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.
Stock Underlying Funds	Fund Objective

Emerging Markets Stock	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Equity Index 500	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.

Growth Stock	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.

International Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

International Stock	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.

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International Value Equity	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.

Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

Mid-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

New Horizons	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.

Real Assets	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).

Small-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 ® Index*, which emphasizes stocks of small U.S. companies.

Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.

Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Additional Information About Investment Strategies

The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.

Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.

There is no guarantee the Fund will achieve its goals. The Fund is not a complete solution to the retirement needs of an investor. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may have.

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The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

V.	The following replaces the information under Principal Risks beginning on page 3:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

●	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

●	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.

●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

●	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

●	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

●	Small- and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.

●	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

●	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

●

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve

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risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

●	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

●	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.

●	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

●	Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

●	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance.

●	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

VI.	The following replaces the information under Investment Adviser and Sub-Adviser on page 6:

Investment Adviser: Lincoln Investment Advisors Corporation (“Adviser” or “LIA”)

Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)

VII.	The following replaces the information under Portfolio Managers beginning on page 6:

LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018

VIII.	The following replaces the information under Principal Risks beginning on page 10:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its

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investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

Small- and Medium-Cap Companies Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small- and medium-capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

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Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for

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the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.

Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

IX.	The following replaces the information under the Sub-Adviser portion of Management and Organization on page 15:

Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $903.6 billion as of June 30, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers

Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund’s assets.

Jerome A. Clark, CFA, Co-Portfolio Manager, is a portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND OTHER IMPORTANT RECORDS

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LVIP Managed Risk Profile 2020 Fund Supplement Dated November 1, 2017 to the Prospectus Dated May 1, 2017

This Supplement updates certain information in the Prospectus for the LVIP Managed Risk Profile 2020 Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective February 1, 2018.

I.	The Fund’s name is changed to “LVIP T. Rowe Price 2020 Fund.” All references to the Fund’s name are revised accordingly.

II.	The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP T. Rowe Price 2020 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.

III.	The following replaces the information under Fees and Expenses on page 1:

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[1]	0.11%	0.11%

Acquired Fund Fees and Expenses (AFFE)[1]	0.44%	0.44%

Total Annual Fund Operating Expenses (including AFFE) [2]	0.80%	1.05%

Less Fee Waiver and Expense Reimbursement[3]	(0.12)%	(0.12)%

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.68%	0.93%

1 Other Expenses and AFFE are based on estimates for the current fiscal year.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

3 Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.06% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.24% of the Fund’s average daily net assets for the Standard Class and 0.49% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$69	$243	$432	$979
Service Class	$95	$322	$568	$1,272

IV.	The following replaces the information under Principal Investment Strategies beginning on page 2 and 8:

Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.

The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities. Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

At the target date, the Fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests

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may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.

Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

The sub-adviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.

Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	18.43%
	T. Rowe Price Growth Stock Fund (I Class)	6.14
	T. Rowe Price Value Fund (I Class)	6.14
	LVIP SSGA Mid-Cap Index Fund	2.39
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.20
	T. Rowe Price Mid Cap Value Fund (I Class)	1.20
	LVIP SSGA Small-Cap Index Fund	2.19
	T. Rowe Price New Horizons Fund (I Class)	1.10
	T. Rowe Price Small Cap Value Fund (I Class)	1.10
	LVIP SSGA International Index Fund	8.72
	T. Rowe Price International Stock Fund (I Class)	2.91
	T. Rowe Price International Value Equity Fund (I Class)	2.91
	T. Rowe Price Emerging Markets Stock Fund (I Class)	2.57
	T. Rowe Price Real Assets Fund (I Class)	3.00
Bonds
	LVIP SSGA Bond Index Fund	19.50%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	3.25

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T. Rowe Price US Treasury Long-Term (I Class)	3.47
T. Rowe Price High Yield Fund (I Class)	3.14
T. Rowe Price Emerging Markets Bond Fund (I Class)	3.14
T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	7.50

Description of Underlying Funds

The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.

The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.

The major characteristics of the Underlying Funds are as follows:

Bond/Money Market Underlying Funds	Objective/Program

Bond Index	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.

Emerging Markets Bond	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.

High Yield	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.

International Bond (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S

Limited Duration Inflation Focused Bond	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.

U.S. Treasury Long-Term	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

U.S. Treasury Money	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Objective/Program

Emerging Markets Stock	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Equity Index 500	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.

Growth Stock	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.

International Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

International Stock	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.

International Value	Long-term capital growth and current income primarily through investments in non-U.S.

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Mid-Cap Growth

stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.

Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

Mid-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

New Horizons	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.

Real Assets	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).

Small-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 ® Index*, which emphasizes stocks of small U.S. companies.

Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.

Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Additional Information About Investment Strategies

The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.

Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.

There is no guarantee the Fund will achieve its goals. The Fund is not a complete solution to the retirement needs of an investor. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may have.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds,

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which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

V.	The following replaces the information under Principal Risks beginning on page 3:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

●	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

●	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.

●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

●	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

●	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

●	Small- and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.

●	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

●	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

●

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.

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Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

●	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

●	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.

●	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

●	Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

●	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance.

●	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

VI.	The following replaces the information under Investment Adviser and Sub-Adviser on page 6:

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)

VII.	The following replaces the information under Portfolio Managers beginning on page 6:

LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018

VIII.	The following replaces the information under Principal Risks beginning on page 10:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its

7

investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

Small- and Medium-Cap Companies Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small- and medium-capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

8

Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for

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the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.

Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

IX.	The following replaces the information under the Sub-Adviser portion of Management and Organization on page 15:

Sub-Adviser

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $903.6 billion as of June 30, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers	Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund’s assets.

Jerome A. Clark, CFA, Co-Portfolio Manager, is a co-portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND OTHER IMPORTANT RECORDS

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LVIP Managed Risk Profile 2030 Fund Supplement Dated November 1, 2017 to the Prospectus Dated May 1, 2017

This Supplement updates certain information in the Prospectus for the LVIP Managed Risk Profile 2030 Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective February 1, 2018.

I.	The Fund’s name is changed to “LVIP T. Rowe Price 2030 Fund.” All references to the Fund’s name are revised accordingly.

II.	The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP T. Rowe Price 2030 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.

III.	The following replaces the information under Fees and Expenses on page 1:

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[1]	0.10%	0.10%

Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%

Total Annual Fund Operating Expenses (including AFFE) [2]	0.81%	1.06%

Less Fee Waiver and Expense Reimbursement[3]	(0.10)%	(0.10)%

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.71%	0.96%

1 Other Expenses and AFFE are based on estimates for the current fiscal year.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

3 Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$73	$249	$440	$992
Service Class	$98	$327	$575	$1,285

IV.	The following replaces the information under Principal Investment Strategies beginning on page 2 and 8:

Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.

The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

At the target date, the Fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are no

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maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.

Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

The sub-adviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.

Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	23.35%
	T. Rowe Price Growth Stock Fund (I Class)	7.78
	T. Rowe Price Value Fund (I Class)	7.78
	LVIP SSGA Mid-Cap Index Fund	3.03
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.52
	T. Rowe Price Mid Cap Value Fund (I Class)	1.52
	LVIP SSGA Small-Cap Index Fund	2.78
	T. Rowe Price New Horizons Fund (I Class)	1.39
	T. Rowe Price Small Cap Value Fund (I Class)	1.39
	LVIP SSGA International Index Fund	11.05
	T. Rowe Price International Stock Fund (I Class)	3.68
	T. Rowe Price International Value Equity Fund (I Class)	3.68
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.25
	T. Rowe Price Real Assets Fund (I Class)	3.80
Bonds
	LVIP SSGA Bond Index Fund	13.20%

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T. Rowe Price International Bond Fund (USD Hedged) (I Class)	2.20
T. Rowe Price US Treasury Long-Term (I Class)	2.96
T. Rowe Price High Yield Fund (I Class)	1.82
T. Rowe Price Emerging Markets Bond Fund (I Class)	1.82
T. Rowe Price Limited Duration Inflation Focused Bond Fund (I Class)	2.00

Description of Underlying Funds

The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.

The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.

The major characteristics of the Underlying Funds are as follows:

Bond/Money Market Underlying Funds	Objective/Program

Bond Index	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.

Emerging Markets Bond	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.

High Yield	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.

International Bond (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S

Limited Duration Inflation Focused Bond	High level of income consistent with minimal fluctuation in principal value and liquidity with investments designed to provide some protection against the impact of inflation. Duration will range within two years of the Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index.

U.S. Treasury Long-Term	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

U.S. Treasury Money	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Objective/Program

Emerging Markets Stock	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Equity Index 500	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.

Growth Stock	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.

International Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

International Stock	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.

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International Value Equity	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.

Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

Mid-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

New Horizons	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.

Real Assets	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).

Small-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 ® Index*, which emphasizes stocks of small U.S. companies.

Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.

Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Additional Information About Investment Strategies

The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.

Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund. There is no guarantee the Fund will achieve its goals. The Fund is not a complete solution to the retirement needs of an investor. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may have.

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The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

V.	The following replaces the information under Principal Risks beginning on page 3:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

●	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

●	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.

●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

●	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

●	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

●	Small- and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.

●	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

●	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

●

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.

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Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

●	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

●	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.

●	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

●	Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

●	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance.

●	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

VI.	The following replaces the information under Investment Adviser and Sub-Adviser on page 6:

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)

VII.	The following replaces the information under Portfolio Managers beginning on page 6:

LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018

VIII.	The following replaces the information under Principal Risks beginning on page 10:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its

7

investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

Small- and Medium-Cap Companies Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small- and medium-capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

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Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the

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redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.

Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

IX.	The following replaces the information under the Sub-Adviser portion of Management and Organization on page 15:

Sub-Adviser

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $903.6 billion as of June 30, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers

Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund’s assets.

Jerome A. Clark, CFA, Co-Portfolio Manager, is a portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND OTHER IMPORTANT RECORDS

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LVIP Managed Risk Profile 2040 Fund Supplement Dated November 1, 2017 to the Prospectus Dated May 1, 2017

This Supplement updates certain information in the Prospectus for the LVIP Managed Risk Profile 2040 Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective February 1, 2018.

I.	The Fund’s name is changed to “LVIP T. Rowe Price 2040 Fund.” All references to the Fund’s name are revised accordingly.

II.	The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP T. Rowe Price 2040 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.

III.	The following replaces the information under Fees and Expenses on page 1:

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[1]	0.12%	0.12%

Acquired Fund Fees and Expenses (AFFE)[1]	0.47%	0.47%

Total Annual Fund Operating Expenses (including AFFE) [2]	0.84%	1.09%

Less Fee Waiver and Expense Reimbursement[3]	(0.11)%	(0.11)%

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.73%	0.98%

1 Other Expenses and AFFE are based on estimates for the current fiscal year.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

3 Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.26% of the Fund’s average daily net assets for the Standard Class and 0.51% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$75	$257	$455	$1,027
Service Class	$100	$336	$590	$1,319

IV.	The following replaces the information under Principal Investment Strategies beginning on page 2 and 8:

Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.

The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

At the target date, the Fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are

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no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.

Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

The sub-adviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.

Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	26.88%
	T. Rowe Price Growth Stock Fund (I Class)	8.96
	T. Rowe Price Value Fund (I Class)	8.96
	LVIP SSGA Mid-Cap Index Fund	3.49
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.75
	T. Rowe Price Mid Cap Value Fund (I Class)	1.75
	LVIP SSGA Small-Cap Index Fund	3.20
	T. Rowe Price New Horizons Fund (I Class)	1.60
	T. Rowe Price Small Cap Value Fund (I Class)	1.60
	LVIP SSGA International Index Fund	12.72
	T. Rowe Price International Stock Fund (I Class)	4.24
	T. Rowe Price International Value Equity Fund (I Class)	4.24
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.74
	T. Rowe Price Real Assets Fund (I Class)	4.37
Bonds
	LVIP SSGA Bond Index Fund	7.50%

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T. Rowe Price International Bond Fund (USD Hedged) (I Class)	1.25
T. Rowe Price US Treasury Long-Term (I Class)	2.31
T. Rowe Price High Yield Fund (I Class)	0.72
T. Rowe Price Emerging Markets Bond Fund (I Class)	0.72

Description of Underlying Funds

The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.

The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.

The major characteristics of the Underlying Funds are as follows:

Bond/Money Market Underlying Funds	Objective/Program

Bond Index	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.

Emerging Markets Bond	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.

High Yield	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.

International Bond (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S

U.S. Treasury Long-Term	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

U.S. Treasury Money	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Objective/Program

Emerging Markets Stock	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Equity Index 500	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.

Growth Stock	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.

International Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

International Stock	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.

International Value	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.

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Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

Mid-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

New Horizons	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.

Real Assets	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).

Small-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 ® Index*, which emphasizes stocks of small U.S. companies.

Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.

Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Additional Information About Investment Strategies

The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.

Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.

There is no guarantee the Fund will achieve its goals. The Fund is not a complete solution to the retirement needs of an investor. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may have.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

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In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

V.	The following replaces the information under Principal Risks beginning on page 3:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

●	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

●	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.

●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

●	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

●	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

●	Small- and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.

●	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

●	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

●	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

6

●	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

●	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.

●	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

●	Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

●	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance.

●	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

VI.	The following replaces the information under Investment Adviser and Sub-Adviser on page 6:

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)

VII.	The following replaces the information under Portfolio Managers beginning on page 6:

LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018

VIII.	The following replaces the information under Principal Risks beginning on page 10:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

Small- and Medium-Cap Companies Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small- and medium-capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.

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Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company

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reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.

Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

IX.	The following replaces the information under the Sub-Adviser portion of Management and Organization on page 15:

Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $903.6 billion as of June 30, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers	Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund’s assets.

Jerome A. Clark, CFA, Co-Portfolio Manager, is a co-portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND OTHER IMPORTANT RECORDS

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LVIP Managed Risk Profile 2050 Fund Supplement Dated November 1, 2017 to the Prospectus Dated May 1, 2017

This Supplement updates certain information in the Prospectus for the LVIP Managed Risk Profile 2050 Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective February 1, 2018.

I.	The Fund’s name is changed to “LVIP T. Rowe Price 2050 Fund.” All references to the Fund’s name are revised accordingly.

II.	The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP T. Rowe Price 2050 Fund (the “Fund”) is to seek the highest total return over time consistent with an emphasis on both capital growth and income.

III.	The following replaces the information under Fees and Expenses on page 1:

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[1]	0.24%	0.24%

Acquired Fund Fees and Expenses (AFFE)[1]	0.47%	0.47%

Total Annual Fund Operating Expenses (including AFFE) [2]	0.96%	1.21%

Less Fee Waiver and Expense Reimbursement[3]	(0.22)%	(0.22)%

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.74%	0.99%

1 Other Expenses and AFFE are based on estimates for the current fiscal year.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

3 Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding AFFE) exceed 0.27% of the Fund’s average daily net assets for the Standard Class and 0.52% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with advisory fee waiver and expense reimbursement for the contractual period and the total operating expenses without advisory fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$76	$284	$509	$1,158
Service Class	$101	$362	$644	$1,446

IV.	The following replaces the information under Principal Investment Strategies beginning on page 2 and 8:

Target Date Strategy. The Fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.

The investment objective of the Fund is to seek the highest total return over time consistent with an emphasis on both capital growth and income. This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will use underlying funds, including exchange-traded funds, to invest in a broad mix of equity and fixed income securities.

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative, both prior to and after retirement, as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

At the target date, the Fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 20 years after its target date, when its allocation to stocks will remain fixed at approximately 31% of its assets and the remainder will be invested in bonds. There are

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no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by the sub-adviser to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than five percentage (5%) points. When deciding upon allocations within these prescribed limits, the sub-adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profits. The opposite may be true when strong economic growth is expected. When adjusting exposure among the individual Underlying Funds, the sub-adviser will consider relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small-, mid-, and large-cap stocks, as well as the outlook for inflation. The sub-adviser also considers the capacity of an Underlying Fund to absorb additional cash flow. In addition, the sub-adviser may make investments in the T. Rowe Price U.S. Treasury Money Fund to help manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for tactical allocations to money market securities.

Certain investment restrictions, such as a required minimum or maximum investment by an Underlying Fund in a particular type of security or currency, are measured at the time the Fund purchases a security or currency. The status, market value, maturity, credit quality, or other characteristics of an Underlying Fund’s securities or currencies may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities or currencies to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the Fund’s borrowing policy or liquidity policy). However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

The sub-adviser may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

The following table illustrates how the Fund is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the Fund will have exposure, and the expected allocations to the Underlying Funds that will be used to represent those sectors. The Fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The Fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the Fund as of February 1, 2018. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds.

Asset Class	Underlying Funds	Allocation
Stocks
	LVIP SSGA S&P 500 Index Fund	27.63%
	T. Rowe Price Growth Stock Fund (I Class)	9.22
	T. Rowe Price Value Fund (I Class)	9.22
	LVIP SSGA Mid-Cap Index Fund	3.59
	T. Rowe Price Mid Cap Growth Fund (I Class)	1.80
	T. Rowe Price Mid Cap Value Fund (I Class)	1.80
	LVIP SSGA Small-Cap Index Fund	3.29
	T. Rowe Price New Horizons Fund (I Class)	1.65
	T. Rowe Price Small Cap Value Fund (I Class)	1.65
	LVIP SSGA International Index Fund	13.08
	T. Rowe Price International Stock Fund (I Class)	4.36
	T. Rowe Price International Value Equity Fund (I Class)	4.36
	T. Rowe Price Emerging Markets Stock Fund (I Class)	3.85
	T. Rowe Price Real Assets Fund (I Class)	4.50
Bonds
	LVIP SSGA Bond Index Fund	6.00%
	T. Rowe Price International Bond Fund (USD Hedged) (I Class)	1.00

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T. Rowe Price US Treasury Long-Term (I Class)	2.00
T. Rowe Price High Yield Fund (I Class)	0.50
T. Rowe Price Emerging Markets Bond Fund (I Class)	0.50

Description of Underlying Funds

The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the investment performance of these Underlying Funds.

The following table gives a brief description of the principal investment programs of the Underlying Funds. The Underlying Funds’ investment programs are described in greater detail in each Underlying Fund’s prospectus.

The major characteristics of the Underlying Funds are as follows:

Bond/Money Market Underlying Funds	Objective/Program

Bond Index	Seeks to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.

Emerging Markets Bond	High income and capital appreciation by normally investing at least 80% of net assets in government or corporate debt securities of emerging market countries.

High Yield	High current income and, secondarily, capital appreciation by investing in a widely diversified portfolio of below investment-grade bonds – also known as “junk” bonds.

International Bond (USD Hedged)	High current income and capital appreciation by investing primarily in high-quality, non-dollar-denominated bonds outside the U.S

U.S. Treasury Long-Term	Highest level of income consistent with maximum credit protection. Weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

U.S. Treasury Money	A money market fund managed to provide a stable share price of $1.00. Invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. In addition, the fund operates as a “government money market fund,” which requires the fund to also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash.

Stock Underlying Funds	Objective/Program

Emerging Markets Stock	Long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Equity Index 500	Seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publically traded in the U.S. as represented in the Standard & Poor’s 500 Stock Index®.

Growth Stock	Long-term capital growth through investments in stocks of a diversified group of larger growth companies.

International Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

International Stock	Long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. The fund takes a growth approach to stock selection.

International Value	Long-term capital growth and current income primarily through investments in non-U.S. stocks, with an emphasis on large-capitalization stocks. The fund takes a value approach to stock selection.

Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

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Mid-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

New Horizons	Long-term growth of capital through investments in stocks of small rapidly growing companies. Invests primarily in emerging growth companies, early in their corporate life cycles.

Real Assets	Long-term capital growth through investments in companies that own, or are involved with, real assets (such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities).

Small-Cap Index	Seeks to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 ® Index*, which emphasizes stocks of small U.S. companies.

Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.

Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Additional Information About Investment Strategies

The Fund seeks to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. The Fund establishes asset allocations that are designed to be broadly appropriate to investors at specific stages of their retirement planning, and then the Fund alters the asset mix over time to meet increasingly conservative investment needs. After the Fund reaches the stated retirement year indicated in its name, the Fund will continue to “roll down” to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risks. About 20 years after its stated retirement year, the Fund will maintain approximately a 31% allocation to stocks. For retirement funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor’s assumed retirement date approaches, a retirement fund’s allocations to stocks will decrease in favor of fixed income securities. After reaching its stated retirement date, the retirement fund’s allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. After the stated target date, the retirement funds emphasize reducing inflation and longevity risks to support a lifetime withdrawal horizon while still maintaining adequate fixed income allocation to help offset market risk. The Fund’s portfolio is regularly rebalanced to ensure that it stays true to its glide path.

Before investing in the Fund, you should consider your estimated retirement date and risk tolerance. The Fund’s investment program assumes a retirement age of 65. It is expected that the investor will choose a retirement fund whose stated retirement date is closest to the date the investor turns 65. Choosing a retirement fund targeting an earlier date represents a more conservative choice; targeting a retirement fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the retirement fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. This prospectus describes the specific investment program for only this particular retirement fund.

There is no guarantee the Fund will achieve its goals. The Fund is not a complete solution to the retirement needs of an investor. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may have.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund’s

5

principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

V.	The following replaces the information under Principal Risks beginning on page 3:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

●	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

●	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.

●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

●	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

●	Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

●	Small- and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.

●	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

●	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

●	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

●	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

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●	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.

●	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

●	Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

●	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance.

●	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

VI.	The following replaces the information under Investment Adviser and Sub-Adviser on page 6:

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)

VII.	The following replaces the information under Portfolio Managers beginning on page 6:

LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2016
Jay Shearon	Assistant Vice President	Since May 2016
Amritansh Tewary	Assistant Vice President	Since May 2016

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Jerome A. Clark, CFA	Co-Portfolio Manager	Since February 2018
Wyatt A. Lee, CFA	Co-Portfolio Manager	Since February 2018

VIII.	The following replaces the information under Principal Risks beginning on page 10:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund’s investment performance is affected by each Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Funds’ principal risks.

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.

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Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Deflation Risk. Deflation risk is the risk that prices throughout the economy will decline over time (the opposite of inflation). If inflation is negative, the principal and income of an inflation-protected bond will decline, resulting in losses.

Small- and Medium-Cap Companies Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small- and medium-capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Prices of small- and medium-sized company stocks may fluctuate independently of larger company stock prices. Small- and medium sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger

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decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

Tactical Allocation Risk. The sub-adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical

9

allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.

Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

IX.	The following replaces the information under the Sub-Adviser portion of Management and Organization on page 15:

Sub-Adviser

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $903.6 billion as of June 30, 2017. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers

Jerome A. Clark and Wyatt A. Lee are responsible for the day-to-day management of the Fund’s assets.

Jerome A. Clark, CFA, Co-Portfolio Manager, is a co-portfolio manager in the Multi-Asset Division for T. Rowe Price. Mr. Clark joined T. Rowe Price in 1992. He earned a B.S. in mathematics from the U.S. Naval Academy, an M.S. in operations research from the Naval Postgraduate School, and an M.B.A. in finance from Johns Hopkins University. He has also earned the Chartered Financial Analyst designation.

Wyatt A. Lee, CFA, Co-Portfolio Manager, is a co-portfolio manager of the Retirement Date Funds for T. Rowe Price. Mr. Lee joined T. Rowe Price in 1999. He earned a B.S. in mathematics and political science, cum laude, from Vanderbilt University and an M.B.A. in finance from the Olin School of Business at Washington University, where he was a Charles F. Knight Scholar. Mr. Lee also has earned the Chartered Financial Analyst designation.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND OTHER IMPORTANT RECORDS

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LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

Supplement Dated November 1, 2017

to the Statement of Additional Information

Dated May 1, 2017

This Supplement updates certain information in the Statement of Additional Information for the LVIP Managed Risk Profile 2010 Fund, LVIP Managed Risk Profile 2020 Fund, LVIP Managed Risk Profile 2030 Fund, LVIP Managed Risk Profile 2040 Fund, LVIP Managed Risk Profile 2050 Fund (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus, Summary Prospectus, and SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Revisions to the Statement of Additional Information for the Funds are effective February 1, 2018.

I.	The Funds’ names are changed as noted. All references to the Funds’ names are revised accordingly.

Current Fund Name (effective 2/1/18)	Former Fund Name
LVIP T. Rowe Price 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP T. Rowe Price 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP T. Rowe Price 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP T. Rowe Price 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP T. Rowe Price 2050 Fund	LVIP Managed Risk Profile 2050 Fund

II.	The following replaces the third paragraph on page 27 under the Expense Reimbursements sub-section, in the Investment Adviser and Sub-Advisers section:

With respect to the LVIP T. Rowe Price 2010 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.27% of average daily net assets for the Standard Class of the Fund and 0.52% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

With respect to the LVIP T. Rowe Price 2020 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.06% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.24% of average daily net assets for the Standard Class of the Fund and 0.49% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

With respect to the LVIP T. Rowe Price 2030 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of average daily net assets for the Standard Class of the Fund and 0.50% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

With respect to the LVIP T. Rowe Price 2040 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.26% of average daily net assets for the Standard Class of the Fund and 0.51% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

With respect to the LVIP T. Rowe Price 2050 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.27% of average daily net assets for the Standard Class of the Fund and 0.52% for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

III.	The following replaces the relevant information on page 28 in the Sub-Advisers sub-section, under the Investment Adviser and Sub-Advisers section:

Fund	Sub-Adviser
LVIP T. Rowe Price 2010 Fund	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202

LVIP T. Rowe Price 2020 Fund	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202

LVIP T. Rowe Price 2030 Fund	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202

LVIP T. Rowe Price 2040 Fund	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202

LVIP T. Rowe Price 2050 Fund	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is one of the nation’s largest investment management firms for individual and institutional investors, retirement plans and financial intermediaries. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company

IV.	The following disclosure is added at the end of the second paragraph on page 29 in the sub-section Service Marks, under the Investment Advisers and Sub-Advisers section:

T. Rowe Price will be used with LVIP T. Rowe Price 2010 Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund and LVIP T. Rowe Price 2050 Fund.

V.	The following information is added to the chart on page 30 in the Other Accounts Managed sub-section, under the Portfolio Managers section:

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of other Accounts Paying Performance Fees
T. Rowe Price Associates, Inc.

Jerome A. Clark, CFA

Registered Investment Companies	95	$179,276.0	N/A	N/A

Other Pooled Investment Vehicles	35	$65,736.0	N/A	N/A

Other Accounts	0	$0	N/A	N/A

Wyatt A. Lee, CFA

Registered Investment Companies	47	$169,273.4	N/A	N/A

Other Pooled Investment Vehicles	29	$63,497.0	N/A	N/A

Other Accounts	0	$0	N/A	N/A

VI.	The following information is added on page 31 in the Material Conflict of Interest sub-section, under the Portfolio Manager section:

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio managers at T. Rowe Price may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio manager’s compensation is determined in the same manner with respect to all portfolio managed by the portfolio manager.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

T. Rowe Price does not anticipate experiencing any conflicts in managing the funds in relation to its discretionary authority over any other accounts. Sub-advised fund procedures are incorporated into or covered by general compliance manuals and internal control policies and procedures kept by each separate business unit that services the funds. T. Rowe Price believes that these policies and procedures are adequate to address any potential conflicts of interest between and among its clients in its investment advisory business. Procedures for the identification and management of conflicts of interest are incorporated into certain elements of our compliance program where such conflicts may be present (e.g., Trade Allocation Guidelines, Proxy Voting and Procedures, Code of Ethics, etc.). In addition, conflicts of interest are addressed through internal controls, and where appropriate, the separation of functions and duties within the business units.

VII.	The following is added under Appendix B – Proxy Voting Policies and Procedures beginning on page 41:

T. ROWE PRICE ASSOCIATES, INC.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (collectively “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Global Proxy Services Group. The Global Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Global Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (ISS) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts. From time to time, T. Rowe Price may also obtain certain proxy voting research from Glass, Lewis & Co., LLC.

Meeting Notification

T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with the Policies and Procedures, as set by the Proxy Committee, and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the

Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

●	Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

●	Anti-Takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

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Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-

based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

●	Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

●	Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

●	Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

●	Fixed Income, Index and Passively Managed Accounts – Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

●	Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against our proxy voting guidelines. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to our proxy voting guidelines.

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Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

●	Securities on Loan – The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

●	Specific Conflict of Interest Situations – Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the

Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

Reporting, Record Retention And Oversight

The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

VIII.	The following is added under Appendix C – Compensation Structures and Methodologies of Portfolio Managers beginning on page 52:

T. Rowe Price Associates

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a restricted stock grant. Compensation is variable and is determined based on the following factors:

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance.

Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

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